SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Right of use assets, at cost, beginning	$ 242,967	$ 159,539
Leases acquired in the Acquisition		83,428
Additions	195,281
Lease removal		(7,092)
Right of use assets, at cost, ending	431,156	242,967
Accumulated amortization, Beginning	98,548	29,545
Charge for the period	78,551	69,003
Historical correction	7,152
Accumulated amortization, ending	184,251	98,548
Right of use assets	$ 246,905	$ 144,419